Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894